PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Target Allocation for Plan Investment Strategy and Risk Management for Plan Assets) (Details)	12 Months Ended
Dec. 31, 2018
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	100.00%
Defined Benefit Pension Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	36.00%
Defined Benefit Pension Plans | Fixed Income securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	35.00%
Defined Benefit Pension Plans | Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	28.00%
Defined Benefit Pension Plans | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	1.00%
Defined Benefit Plan Liability, Annuity Coverage
Defined Benefit Plan Disclosure [Line Items]
Concentration Risk, Percentage	35.00%